Trade payables - Additional information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade and other current payables
Increase (Decrease) in total trade payables	€ 1,400,000
Increase (Decrease) In invoice to be received.	1,800,000
Increase (Decrease) in payables	(353,000)
Accrued expenses reclassified	€ 1,900,000	€ 1,900,000
Revision of prior period, reclassification, adjustment
Trade and other current payables
Accrued expenses reclassified		€ 1,900,000